Income Taxes - Tax rate reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Earnings (loss) before income taxes and non-controlling interest	$ 39,929	$ (207,237)
Combined federal and provincial tax rate	26.90%	26.70%
Computed income tax expense (recovery)	$ 10,741	$ (55,332)
Increase Decrease In Taxes Abstract
Difference between Canadian rates and rates applicable to subsidiaries in other countries	(78,138)	(51,526)
Change in unrecognized deferred tax assets	18,027	70,353
Share-based compensation plans	1,292	1,349
Change in tax provision related to transfer pricing	(61,000)	3,000
Non-deductible (non-taxable) capital amounts	(13,249)	3,034
Change in legislation	0	(12,199)
Non-deductible goodwill impairment	0	35,520
Change in uncertain tax positions	(3,517)	0
Other permanent differences	(462)	3,282
Income tax recovery	$ (126,306)	$ (2,519)